UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2009

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited)	December 31, 2009

Shares	Security	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
6,859	Goodyear Tire & Rubber Co. *	$96,712
18,676	Johnson Controls Inc.	508,734

	Total Auto Components	605,446

Automobiles - 0.4%
91,608	Ford Motor Co. *	916,080
6,777	Harley-Davidson Inc.	170,780

	Total Automobiles	1,086,860

Distributors - 0.1%
4,423	Genuine Parts Co.	167,897

Diversified Consumer Services - 0.2%
3,711	Apollo Group Inc., Class A Shares *	224,812
1,764	DeVry Inc.	100,072
9,464	H&R Block Inc.	214,076

	Total Diversified Consumer Services	538,960

Hotels, Restaurants & Leisure - 1.5%
12,142	Carnival Corp. *	384,780
3,898	Darden Restaurants Inc.	136,703
8,179	International Game Technology	153,520
6,971	Marriott International Inc., Class A Shares	189,960
29,818	McDonald’s Corp.	1,861,836
20,536	Starbucks Corp. *	473,560
5,183	Starwood Hotels & Resorts Worldwide Inc.	189,542
4,997	Wyndham Worldwide Corp.	100,789
1,938	Wynn Resorts Ltd.	112,850
12,905	Yum! Brands Inc.	451,288

	Total Hotels, Restaurants & Leisure	4,054,828

Household Durables - 0.3%
1,688	Black & Decker Corp.	109,433
7,604	D.R. Horton Inc.	82,656
4,159	Fortune Brands Inc.	179,669
1,896	Harman International Industries Inc.	66,891
4,200	Leggett & Platt Inc.	85,680
4,529	Lennar Corp., Class A Shares	57,835
7,705	Newell Rubbermaid Inc.	115,652
8,765	Pulte Homes Inc. *	87,650
1,993	Whirlpool Corp.	160,755

	Total Household Durables	946,221

Internet & Catalog Retail - 0.6%
9,242	Amazon.com Inc. *	1,243,234
5,943	Expedia Inc. *	152,795
1,239	Priceline.com Inc. *	270,721

	Total Internet & Catalog Retail	1,666,750

Leisure Equipment & Products - 0.1%
7,517	Eastman Kodak Co. *	31,722
3,425	Hasbro Inc.	109,806
9,987	Mattel Inc.	199,540

	Total Leisure Equipment & Products	341,068

Media - 2.8%
19,277	CBS Corp., Class B Shares	270,842
80,072	Comcast Corp., Class A Shares	1,350,014
26,491	DIRECTV, Class A Shares *	883,475
6,361	Gannett Co. Inc.	94,461
13,809	Interpublic Group of Cos. Inc. *	101,910
8,651	McGraw-Hill Cos. Inc.	289,895

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Media - 2.8% (continued)
1,025	Meredith Corp.	$31,621
3,302	New York Times Co., Class A Shares *	40,813
62,364	News Corp., Class A Shares	853,763
8,648	Omnicom Group Inc.	338,569
2,452	Scripps Networks Interactive, Class A Shares	101,758
9,943	Time Warner Cable Inc.	411,541
32,587	Time Warner Inc.	949,585
16,982	Viacom Inc., Class B Shares *	504,875
51,917	Walt Disney Co.	1,674,323
173	Washington Post Co., Class B Shares	76,051

	Total Media	7,973,496

Multiline Retail - 0.8%
2,293	Big Lots Inc. *	66,451
3,797	Family Dollar Stores Inc.	105,670
6,584	J.C. Penney Co. Inc.	175,200
8,590	Kohl’s Corp. *	463,259
11,675	Macy’s Inc.	195,673
4,646	Nordstrom Inc.	174,597
1,328	Sears Holdings Corp. *	110,822
20,611	Target Corp.	996,954

	Total Multiline Retail	2,288,626

Specialty Retail - 1.9%
2,417	Abercrombie & Fitch Co., Class A Shares	84,232
2,497	AutoNation Inc. *	47,818
819	AutoZone Inc. *	129,459
7,281	Bed Bath & Beyond Inc. *	281,265
9,442	Best Buy Co. Inc.	372,581
4,471	GameStop Corp., Class A Shares *	98,094
13,380	Gap Inc.	280,311
46,865	Home Depot Inc.	1,355,805
7,406	Limited Brands Inc.	142,491
40,346	Lowe’s Cos. Inc.	943,693
3,789	O’Reilly Automotive Inc. *	144,437
7,805	Office Depot Inc. *	50,342
3,472	RadioShack Corp.	67,704
3,467	Ross Stores Inc.	148,076
2,605	Sherwin-Williams Co.	160,598
19,687	Staples Inc.	484,103
3,445	Tiffany & Co.	148,135
11,654	TJX Cos. Inc.	425,954

	Total Specialty Retail	5,365,098

Textiles, Apparel & Luxury Goods - 0.5%
8,770	Coach Inc.	320,368
10,814	NIKE Inc., Class B Shares	714,481
1,593	Polo Ralph Lauren Corp.	129,001
2,461	V.F. Corp.	180,244

	Total Textiles, Apparel & Luxury Goods	1,344,094

	TOTAL CONSUMER DISCRETIONARY	26,379,344

CONSUMER STAPLES - 11.1%
Beverages - 2.6%
3,045	Brown-Forman Corp., Class B Shares	163,121
64,296	Coca-Cola Co.	3,664,872
8,587	Coca-Cola Enterprises Inc.	182,044
5,462	Constellation Brands Inc., Class A Shares *	87,010
6,900	Dr. Pepper Snapple Group Inc.	195,270
4,375	Molson Coors Brewing Co., Class B Shares	197,575
3,966	Pepsi Bottling Group Inc.	148,725

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Beverages - 2.6% (continued)
43,225	PepsiCo Inc.	$2,628,080

	Total Beverages	7,266,697

Food & Staples Retailing - 2.6%
12,150	Costco Wholesale Corp.	718,916
38,327	CVS Caremark Corp.	1,234,513
17,978	Kroger Co.	369,088
11,302	Safeway Inc.	240,620
5,931	SUPERVALU Inc.	75,383
16,451	Sysco Corp.	459,641
59,103	Wal-Mart Stores Inc.	3,159,055
27,777	Walgreen Co.	1,019,971
3,907	Whole Foods Market Inc. *	107,247

	Total Food & Staples Retailing	7,384,434

Food Products - 1.6%
18,009	Archer-Daniels-Midland Co.	563,862
5,376	Campbell Soup Co.	181,709
12,316	ConAgra Foods Inc.	283,884
4,982	Dean Foods Co. *	89,875
8,854	General Mills Inc.	626,952
8,784	H.J. Heinz Co.	375,604
4,611	Hershey Co.	165,027
1,929	Hormel Foods Corp.	74,170
3,337	J.M. Smucker Co.	206,060
7,051	Kellogg Co.	375,113
40,893	Kraft Foods Inc., Class A Shares	1,111,472
3,620	McCormick & Co. Inc., Non Voting Shares	130,790
19,445	Sara Lee Corp.	236,840
8,541	Tyson Foods Inc., Class A Shares	104,798

	Total Food Products	4,526,156

Household Products - 2.5%
3,847	Clorox Co.	234,667
13,914	Colgate-Palmolive Co.	1,143,035
11,539	Kimberly-Clark Corp.	735,150
80,822	Procter & Gamble Co.	4,900,238

	Total Household Products	7,013,090

Personal Products - 0.3%
12,327	Avon Products Inc.	388,301
3,329	Estee Lauder Cos. Inc., Class A Shares	160,990
5,700	Mead Johnson Nutrition Co., Class A Shares	249,090

	Total Personal Products	798,381

Tobacco - 1.5%
56,913	Altria Group Inc.	1,117,202
4,500	Lorillard Inc.	361,035
53,041	Philip Morris International Inc.	2,556,046
4,654	Reynolds American Inc.	246,522

	Total Tobacco	4,280,805

	TOTAL CONSUMER STAPLES	31,269,563

ENERGY - 11.2%
Energy Equipment & Services - 1.8%
8,465	Baker Hughes Inc.	342,663
8,027	BJ Services Co.	149,302
6,686	Cameron International Corp. *	279,475
1,929	Diamond Offshore Drilling Inc.	189,852
3,378	FMC Technologies Inc. *	195,384
24,326	Halliburton Co.	731,969
7,693	Nabors Industries Ltd. *	168,400
11,572	National-Oilwell Varco Inc.	510,210

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Energy Equipment & Services - 1.8% (continued)
3,153	Rowan Cos. Inc. *	$71,384
33,416	Schlumberger Ltd.	2,175,047
6,816	Smith International Inc.	185,191

	Total Energy Equipment & Services	4,998,877

Oil, Gas & Consumable Fuels - 9.4%
13,716	Anadarko Petroleum Corp.	856,153
9,342	Apache Corp.	963,814
2,800	Cabot Oil & Gas Corp.	122,052
17,689	Chesapeake Energy Corp.	457,791
55,784	Chevron Corp.	4,294,810
41,193	ConocoPhillips	2,103,726
5,005	CONSOL Energy Inc.	249,249
7,050	Denbury Resources Inc. *	104,340
12,025	Devon Energy Corp.	883,837
19,614	El Paso Corp.	192,806
6,975	EOG Resources Inc.	678,667
131,742	Exxon Mobil Corp.	8,983,487
8,091	Hess Corp.	489,505
19,753	Marathon Oil Corp.	616,689
2,379	Massey Energy Co.	99,942
5,310	Murphy Oil Corp.	287,802
4,748	Noble Energy Inc.	338,153
22,389	Occidental Petroleum Corp.	1,821,345
7,421	Peabody Energy Corp.	335,503
3,151	Pioneer Natural Resources Co.	151,784
4,319	Range Resources Corp.	215,302
9,447	Southwestern Energy Co. *	455,345
17,866	Spectra Energy Corp.	366,432
3,238	Sunoco Inc.	84,512
3,792	Tesoro Corp.	51,382
15,487	Valero Energy Corp.	259,407
16,107	Williams Cos. Inc.	339,536
16,009	XTO Energy Inc.	744,899

	Total Oil, Gas & Consumable Fuels	26,548,270

	TOTAL ENERGY	31,547,147

FINANCIALS - 14.1%
Capital Markets - 2.7%
7,024	Ameriprise Financial Inc.	272,672
33,341	Bank of New York Mellon Corp.	932,548
26,426	Charles Schwab Corp.	497,337
44,522	E*TRADE Financial Corp. *	77,913
2,409	Federated Investors Inc., Class B Shares	66,247
4,152	Franklin Resources Inc.	437,413
14,265	Goldman Sachs Group Inc.	2,408,503
12,100	Invesco Ltd.	284,229
5,089	Janus Capital Group Inc.	68,447
4,455	Legg Mason Inc.	134,363
37,717	Morgan Stanley	1,116,423
6,634	Northern Trust Corp.	347,622
13,715	State Street Corp.	597,151
7,055	T. Rowe Price Group Inc.	375,679

	Total Capital Markets	7,616,547

Commercial Banks - 2.7%
19,055	BB&T Corp.	483,425
4,183	Comerica Inc.	123,691
21,958	Fifth Third Bancorp	214,091
6,100	First Horizon National Corp. *	81,745
19,278	Huntington Bancshares Inc.	70,365
25,039	KeyCorp	138,967
2,252	M&T Bank Corp.	150,636

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Commercial Banks - 2.7% (continued)
14,652	Marshall & Ilsley Corp.	$79,853
12,459	PNC Financial Services Group Inc.	657,711
32,562	Regions Financial Corp.	172,253
13,861	SunTrust Banks Inc.	281,240
53,163	U.S. Bancorp	1,196,699
138,851	Wells Fargo & Co.	3,747,589
3,851	Zions Bancorporation	49,408

	Total Commercial Banks	7,447,673

Consumer Finance - 0.8%
33,254	American Express Co.	1,347,452
12,859	Capital One Financial Corp.	493,014
16,431	Discover Financial Services	241,700
13,308	SLM Corp. *	149,981

	Total Consumer Finance	2,232,147

Diversified Financial Services - 4.3%
275,714	Bank of America Corp.	4,152,253
540,728	Citigroup Inc.	1,789,810
1,857	CME Group Inc.	623,859
2,014	IntercontinentalExchange Inc. *	226,172
109,341	JPMorgan Chase & Co.	4,556,239
5,259	Leucadia National Corp. *	125,112
5,333	Moody’s Corp.	142,924
4,086	Nasdaq OMX Group Inc. *	80,985
7,227	NYSE Euronext	182,843
8,856	Principal Financial Group Inc.	212,898

	Total Diversified Financial Services	12,093,095

Insurance - 2.3%
13,103	AFLAC Inc.	606,014
14,917	Allstate Corp.	448,107
3,787	American International Group Inc. *	113,534
7,505	Aon Corp.	287,742
3,243	Assurant Inc.	95,603
9,504	Chubb Corp.	467,407
4,491	Cincinnati Financial Corp.	117,844
13,632	Genworth Financial Inc., Class A Shares *	154,723
10,881	Hartford Financial Services Group Inc.	253,092
8,128	Lincoln National Corp.	202,224
9,916	Loews Corp.	360,446
14,538	Marsh & McLennan Cos. Inc.	320,999
23,034	MetLife Inc.	814,252
18,707	Progressive Corp. *	336,539
13,183	Prudential Financial Inc.	655,986
2,339	Torchmark Corp.	102,799
15,350	Travelers Cos. Inc.	765,351
9,084	Unum Group	177,320
9,502	XL Capital Ltd., Class A Shares	174,172

	Total Insurance	6,454,154

Real Estate Investment Trusts (REITs) - 1.2%
3,235	Apartment Investment and Management Co., Class A Shares	51,501
2,242	AvalonBay Communities Inc.	184,091
3,807	Boston Properties Inc.	255,336
7,707	Equity Residential	260,342
8,147	HCP Inc.	248,809
3,401	Health Care REIT Inc.	150,732
17,264	Host Hotels & Resorts Inc. *	201,471
11,055	Kimco Realty Corp.	149,574
4,531	Plum Creek Timber Co. Inc.	171,091
13,276	ProLogis	181,748
3,714	Public Storage Inc.	302,505

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Real Estate Investment Trusts (REITs) - 1.2% (continued)
7,876	Simon Property Group Inc.	$628,505
4,331	Ventas Inc.	189,438
4,320	Vornado Realty Trust	302,141

	Total Real Estate Investment Trusts (REITs)	3,277,284

Real Estate Management & Development - 0.0%
7,533	CB Richard Ellis Group Inc., Class A Shares *	102,223

Thrifts & Mortgage Finance - 0.1%
12,919	Hudson City Bancorp Inc.	177,378
9,600	People’s United Financial Inc.	160,320

	Total Thrifts & Mortgage Finance	337,698

	TOTAL FINANCIALS	39,560,821

HEALTH CARE - 12.4%
Biotechnology - 1.5%
27,990	Amgen Inc. *	1,583,394
8,055	Biogen Idec Inc. *	430,943
12,885	Celgene Corp. *	717,437
2,069	Cephalon Inc. *	129,126
7,381	Genzyme Corp. *	361,743
24,682	Gilead Sciences Inc. *	1,068,237

	Total Biotechnology	4,290,880

Health Care Equipment & Supplies - 2.2%
16,652	Baxter International Inc.	977,139
6,642	Becton, Dickinson & Co.	523,788
41,780	Boston Scientific Corp. *	376,020
2,674	C.R. Bard Inc.	208,305
4,945	CareFusion Corp. *	123,674
4,250	DENTSPLY International Inc.	149,472
4,544	Hospira Inc. *	231,744
1,053	Intuitive Surgical Inc. *	319,396
30,853	Medtronic Inc.	1,356,915
9,470	St. Jude Medical Inc. *	348,307
7,972	Stryker Corp.	401,550
11,289	Thermo Fisher Scientific Inc. *	538,372
3,474	Varian Medical Systems Inc. *	162,757
5,905	Zimmer Holdings Inc. *	349,045

	Total Health Care Equipment & Supplies	6,066,484

Health Care Providers & Services - 2.1%
12,146	Aetna Inc.	385,028
7,978	AmerisourceBergen Corp.	207,987
10,146	Cardinal Health Inc.	327,107
7,648	CIGNA Corp.	269,745
4,025	Coventry Health Care Inc. *	97,767
2,844	DaVita Inc. *	167,057
7,418	Express Scripts Inc. *	641,286
4,694	Humana Inc. *	206,020
2,948	Laboratory Corporation of America Holdings *	220,628
7,338	McKesson Corp.	458,625
13,022	Medco Health Solutions Inc. *	832,236
2,579	Patterson Cos. Inc. *	72,160
4,318	Quest Diagnostics Inc.	260,721
12,241	Tenet Healthcare Corp. *	65,979
32,229	UnitedHealth Group Inc.	982,340
12,714	WellPoint Inc. *	741,099

	Total Health Care Providers & Services	5,935,785

Health Care Technology - 0.1%
5,010	IMS Health Inc.	105,510

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Life Sciences Tools & Services - 0.2%
4,918	Life Technologies Corp. *	$256,867
1,536	Millipore Corp. *	111,130
3,234	PerkinElmer Inc.	66,588
2,644	Waters Corp. *	163,822

	Total Life Sciences Tools & Services	598,407

Pharmaceuticals - 6.3%
42,631	Abbott Laboratories	2,301,648
8,510	Allergan Inc.	536,215
47,452	Bristol-Myers Squibb Co.	1,198,163
27,917	Eli Lilly & Co.	996,916
8,360	Forest Laboratories Inc. *	268,440
76,567	Johnson & Johnson	4,931,680
6,915	King Pharmaceuticals Inc. *	84,847
84,774	Merck & Co. Inc.	3,097,642
8,576	Mylan Inc. *	158,056
223,481	Pfizer Inc.	4,065,119
2,934	Watson Pharmaceuticals Inc. *	116,216

	Total Pharmaceuticals	17,754,942

	TOTAL HEALTH CARE	34,752,008

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
20,156	Boeing Co.	1,091,044
10,719	General Dynamics Corp.	730,714
3,373	Goodrich Corp.	216,715
21,353	Honeywell International Inc.	837,038
3,217	L-3 Communications Holdings Inc.	279,718
8,926	Lockheed Martin Corp.	672,574
8,634	Northrop Grumman Corp.	482,209
3,872	Precision Castparts Corp.	427,275
10,603	Raytheon Co.	546,267
4,338	Rockwell Collins Inc.	240,152

	Total Aerospace & Defense	5,523,706

Air Freight & Logistics - 1.0%
4,722	C.H. Robinson Worldwide Inc.	277,323
5,823	Expeditors International of Washington Inc.	202,233
8,670	FedEx Corp.	723,511
1,539	Ryder System Inc.	63,361
27,572	United Parcel Service Inc., Class B Shares	1,581,806

	Total Air Freight & Logistics	2,848,234

Airlines - 0.1%
20,173	Southwest Airlines Co.	230,577

Building Products - 0.0%
10,007	Masco Corp.	138,197

Commercial Services & Supplies - 0.5%
3,161	Avery Dennison Corp.	115,345
3,673	Cintas Corp.	95,682
5,035	Iron Mountain Inc. *	114,596
5,727	Pitney Bowes Inc.	130,346
5,711	R.R. Donnelley & Sons Co.	127,184
9,119	Republic Services Inc.	258,159
2,342	Stericycle Inc. *	129,208
13,512	Waste Management Inc.	456,841

	Total Commercial Services & Supplies	1,427,361

Construction & Engineering - 0.2%
4,985	Fluor Corp.	224,525
3,418	Jacobs Engineering Group Inc. *	128,551

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Construction & Engineering - 0.2% (continued)
5,818	Quanta Services Inc. *	$121,247

	Total Construction & Engineering	474,323

Electrical Equipment - 0.5%
20,714	Emerson Electric Co.	882,416
1,400	First Solar Inc. *	189,560
3,966	Rockwell Automation Inc.	186,323
2,545	Roper Industries Inc.	133,282

	Total Electrical Equipment	1,391,581

Industrial Conglomerates - 2.9%
19,706	3M Co.	1,629,095
295,462	General Electric Co.	4,470,340
7,662	Textron Inc.	144,122
25,944	United Technologies Corp.	1,800,773

	Total Industrial Conglomerates	8,044,330

Machinery - 1.7%
17,276	Caterpillar Inc.	984,559
5,563	Cummins Inc.	255,119
6,979	Danaher Corp.	524,821
11,676	Deere & Co.	631,555
5,151	Dover Corp.	214,333
4,651	Eaton Corp.	295,897
1,569	Flowserve Corp.	148,317
10,758	Illinois Tool Works Inc.	516,276
5,116	ITT Industries Inc.	254,470
9,927	PACCAR Inc.	360,052
3,109	Pall Corp.	112,546
4,525	Parker Hannifin Corp.	243,807
1,596	Snap-on Inc.	67,447
2,260	Stanley Works	116,413

	Total Machinery	4,725,612

Professional Services - 0.1%
1,427	Dun & Bradstreet Corp.	120,396
3,500	Equifax Inc.	108,115
3,556	Monster Worldwide Inc. *	61,875
4,229	Robert Half International Inc.	113,041

	Total Professional Services	403,427

Road & Rail - 0.9%
7,190	Burlington Northern Santa Fe Corp.	709,078
11,061	CSX Corp.	536,348
10,238	Norfolk Southern Corp.	536,676
14,084	Union Pacific Corp.	899,967

	Total Road & Rail	2,682,069

Trading Companies & Distributors - 0.1%
3,616	Fastenal Co.	150,570
1,746	W. W. Grainger Inc.	169,065

	Total Trading Companies & Distributors	319,635

	TOTAL INDUSTRIALS	28,209,052

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.8%
159,507	Cisco Systems Inc. *	3,818,597
43,274	Corning Inc.	835,621
3,658	Harris Corp.	173,938
6,095	JDS Uniphase Corp. *	50,284
14,881	Juniper Networks Inc. *	396,876
64,589	Motorola Inc. *	501,211
46,173	QUALCOMM Inc.	2,135,963

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Communications Equipment - 2.8% (continued)
10,623	Tellabs Inc. *	$60,339

	Total Communications Equipment	7,972,829

Computers & Peripherals - 5.8%
25,094	Apple Inc. *	5,291,321
47,056	Dell Inc. *	675,724
56,042	EMC Corp. *	979,054
66,016	Hewlett-Packard Co.	3,400,484
36,374	International Business Machines Corp.	4,761,357
2,155	Lexmark International Inc., Class A Shares *	55,987
9,242	NetApp Inc. *	317,832
3,183	QLogic Corp. *	60,063
6,197	SanDisk Corp. *	179,651
20,680	Sun Microsystems Inc. *	193,772
4,784	Teradata Corp. *	150,361
6,056	Western Digital Corp. *	267,372

	Total Computers & Peripherals	16,332,978

Electronic Equipment, Instruments & Components - 0.3%
9,565	Agilent Technologies Inc. *	297,185
4,791	Amphenol Corp., Class A Shares	221,248
4,206	FLIR Systems Inc. *	137,620
5,239	Jabil Circuit Inc.	91,001
3,725	Molex Inc.	80,274

	Total Electronic Equipment, Instruments & Components	827,328

Internet Software & Services - 2.0%
4,765	Akamai Technologies Inc. *	120,697
30,966	eBay Inc. *	728,940
6,651	Google Inc., Class A Shares *	4,123,487
5,355	VeriSign Inc. *	129,805
32,579	Yahoo! Inc. *	546,676

	Total Internet Software & Services	5,649,605

IT Services - 1.6%
2,664	Affiliated Computer Services Inc., Class A Shares *	159,014
14,031	Automatic Data Processing Inc.	600,807
8,129	Cognizant Technology Solutions Corp., Class A Shares *	368,244
4,218	Computer Sciences Corp. *	242,662
9,119	Fidelity National Information Services Inc.	213,749
4,256	Fiserv Inc. *	206,331
2,617	MasterCard Inc., Class A Shares	669,900
8,995	Paychex Inc.	275,607
8,500	SAIC Inc. *	160,990
5,448	Total System Services Inc.	94,087
12,277	Visa Inc.	1,073,746
19,169	Western Union Co.	361,336

	Total IT Services	4,426,473

Office Electronics - 0.1%
23,768	Xerox Corp.	201,077

Semiconductors & Semiconductor Equipment - 2.5%
15,483	Advanced Micro Devices Inc. *	149,876
8,252	Altera Corp.	186,743
8,057	Analog Devices Inc.	254,440
37,213	Applied Materials Inc.	518,749
12,022	Broadcom Corp., Class A Shares *	378,092
153,810	Intel Corp.	3,137,724
4,783	KLA-Tencor Corp.	172,953
6,144	Linear Technology Corp.	187,638
18,327	LSI Corp. *	110,145
6,274	MEMC Electronic Materials Inc. *	85,452
5,102	Microchip Technology Inc.	148,264

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 2.5% (continued)
23,481	Micron Technology Inc. *	$247,959
6,581	National Semiconductor Corp.	101,084
2,720	Novellus Systems Inc. *	63,485
15,281	NVIDIA Corp. *	285,449
4,930	Teradyne Inc. *	52,899
35,024	Texas Instruments Inc.	912,726
7,707	Xilinx Inc.	193,137

	Total Semiconductors & Semiconductor Equipment	7,186,815

Software - 4.3%
14,685	Adobe Systems Inc. *	540,114
6,382	Autodesk Inc. *	162,167
5,066	BMC Software Inc. *	203,147
10,906	CA Inc.	244,949
5,113	Citrix Systems Inc. *	212,752
6,523	Compuware Corp. *	47,161
9,073	Electronic Arts Inc. *	161,046
8,725	Intuit Inc. *	267,945
4,366	McAfee Inc. *	177,129
214,355	Microsoft Corp.	6,535,684
9,506	Novell Inc. *	39,450
108,300	Oracle Corp.	2,657,682
5,136	Red Hat Inc. *	158,702
3,054	Salesforce.com Inc. *	225,293
22,586	Symantec Corp. *	404,063

	Total Software	12,037,284

	TOTAL INFORMATION TECHNOLOGY	54,634,389

MATERIALS - 3.6%
Chemicals - 1.9%
5,907	Air Products & Chemicals Inc.	478,822
2,299	Airgas Inc.	109,432
1,396	CF Industries Holdings Inc.	126,729
32,295	Dow Chemical Co.	892,311
25,273	E.I. du Pont de Nemours & Co.	850,942
2,043	Eastman Chemical Co.	123,070
6,597	Ecolab Inc.	294,094
2,001	FMC Corp.	111,576
2,216	International Flavors & Fragrances Inc.	91,166
15,171	Monsanto Co.	1,240,229
4,653	PPG Industries Inc.	272,387
8,517	Praxair Inc.	684,000
3,444	Sigma-Aldrich Corp.	174,025

	Total Chemicals	5,448,783

Construction Materials - 0.1%
3,439	Vulcan Materials Co.	181,132

Containers & Packaging - 0.2%
2,623	Ball Corp.	135,609
2,961	Bemis Co. Inc.	87,794
4,722	Owens-Illinois Inc. *	155,212
3,608	Pactiv Corp. *	87,097
4,411	Sealed Air Corp.	96,424

	Total Containers & Packaging	562,136

Metals & Mining - 1.1%
3,138	AK Steel Holding Corp.	66,996
27,443	Alcoa Inc.	442,381
2,557	Allegheny Technologies Inc.	114,477
3,647	Cliffs Natural Resources Inc.	168,090
11,927	Freeport-McMoRan Copper & Gold Inc. *	957,619
13,598	Newmont Mining Corp.	643,322
8,651	Nucor Corp.	403,569

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Metals & Mining - 1.1% (continued)
2,327	Titanium Metals Corp. *	$29,134
4,005	United States Steel Corp.	220,756

	Total Metals & Mining	3,046,344

Paper & Forest Products - 0.3%
11,998	International Paper Co.	321,307
4,834	MeadWestvaco Corp.	138,397
5,928	Weyerhaeuser Co.	255,734

	Total Paper & Forest Products	715,438

	TOTAL MATERIALS	9,953,833

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
163,521	AT&T Inc.	4,583,494
8,294	CenturyTel Inc.	300,326
8,600	Frontier Communications Corp.	67,166
40,795	Qwest Communications International Inc.	171,747
78,834	Verizon Communications Inc.	2,611,770
12,049	Windstream Corp.	132,418

	Total Diversified Telecommunication Services	7,866,921

Wireless Telecommunication Services - 0.3%
10,982	American Tower Corp., Class A Shares *	474,532
7,644	MetroPCS Communications Inc. *	58,324
84,829	Sprint Nextel Corp. *	310,474

	Total Wireless Telecommunication Services	843,330

	TOTAL TELECOMMUNICATION SERVICES	8,710,251

UTILITIES - 3.6%
Electric Utilities - 2.0%
4,555	Allegheny Energy Inc.	106,952
13,227	American Electric Power Co. Inc.	460,167
36,211	Duke Energy Corp.	623,191
8,968	Edison International	311,907
5,154	Entergy Corp.	421,803
18,331	Exelon Corp.	895,836
8,289	FirstEnergy Corp.	385,024
11,455	FPL Group Inc.	605,053
4,811	Northeast Utilities	124,076
6,124	Pepco Holdings Inc.	103,190
2,802	Pinnacle West Capital Corp.	102,497
10,367	PPL Corp.	334,958
7,715	Progress Energy Inc.	316,392
22,181	Southern Co.	739,071

	Total Electric Utilities	5,530,117

Gas Utilities - 0.1%
3,614	EQT Corp.	158,727
1,243	Nicor Inc.	52,330
4,735	Questar Corp.	196,834

	Total Gas Utilities	407,891

Independent Power Producers & Energy Traders - 0.2%
18,603	AES Corp. *	247,606
5,496	Constellation Energy Group Inc.	193,294

	Total Independent Power Producers & Energy Traders	440,900

Multi-Utilities - 1.3%
6,492	Ameren Corp.	181,451
10,796	CenterPoint Energy Inc.	156,650
6,264	CMS Energy Corp.	98,094
7,613	Consolidated Edison Inc.	345,859

See Notes to Schedule of Investments.

Legg Mason Batterymarch S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Multi-Utilities - 1.3% (continued)
16,466	Dominion Resources Inc.	$640,857
4,662	DTE Energy Co.	203,217
2,017	Integrys Energy Group Inc.	84,694
7,607	NiSource Inc.	116,996
10,174	PG&E Corp.	454,269
13,989	Public Service Enterprise Group Inc.	465,134
3,071	SCANA Corp.	115,715
6,789	Sempra Energy	380,048
5,859	TECO Energy Inc.	95,033
3,212	Wisconsin Energy Corp.	160,054
12,622	Xcel Energy Inc.	267,839

	Total Multi-Utilities	3,765,910

	TOTAL UTILITIES	10,144,818

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $229,762,433)	275,161,226

Face Amount
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
$1,392,000	State Street Bank & Trust Co. repurchase agreement dated 12/31/09, 0.000% due 1/4/10; Proceeds at maturity - $1,392,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 6/24/10; Market value - $1,423,718) (Cost - $1,392,000)	1,392,000

	TOTAL INVESTMENTS - 98.4% (Cost - $231,154,433#)	276,553,226
	Other Assets in Excess of Liabilities - 1.6%	4,575,027

	TOTAL NET ASSETS - 100.0%	$281,128,253

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$275,161,226	—	—	$275,161,226
Short-term investment†	—	$1,392,000	—	1,392,000

Total investments	275,161,226	1,392,000	—	276,553,226

Other financial instruments:
Futures contracts	20,905	—	—	20,905

Total	$275,182,131	$1,392,000	—	$276,574,131

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) Continued

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$81,710,798
Gross unrealized depreciation	(36,312,005)

Net unrealized appreciation	$45,398,793

At December 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	20	3/10	$5,532,595	$5,553,500	$20,905

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2009.

Notes to Schedule of Investments (unaudited) continued

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Equity Contracts	20,905
Other Contracts	—

Total	20,905

During the period October 1, 2009 through December 31, 2009, the fund had average market value of $49,576 in futures contracts to buy.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 25, 2010